TAXATION - Income before income tax expenses (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Income/(loss) from domestic and foreign components before income tax expenses
Domestic		¥ 4,663	¥ 5,852	¥ 2,224
Foreign		(2,742)	(2,328)	(3,968)
Income/(loss) before income tax expense, equity in income of affiliates and non-controlling interests	$ 280	¥ 1,921	¥ 3,524	¥ (1,744)